                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy
Title:   Chief Financial Officer
Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                        Toronto, Ontario       January 16, 2007
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           115

Form 13F Information Table Value Total: $4,745,076.94
                                         (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
1     28-                    Leith Wheeler Investment Counsel Ltd.
         ----------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                 VALUE        SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      (X1000)       PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY             COMMON        88579Y101     1,176.74      15,100.00  SH      DEFINED                                  15,100
3M COMPANY             COMMON        88579Y101    18,749.96     240,600.00  SH      SOLE                   197,000           43,600
AIR PRODS & CHEMS      COMMON        009158106     7,765.94     110,500.00  SH      SOLE                    71,200           39,300
AMERN INTL GROUP INC   COMMON        026874107    19,653.47     274,260.00  SH      DEFINED                                 274,260
AMERN INTL GROUP INC   COMMON        026874107    98,441.38   1,373,730.00  SH      SOLE                 1,139,360          234,370
ANALOGIC CORP          COMMON        032657207     4,856.11      86,500.00  SH      DEFINED                                  86,500
ANALOGIC CORP          COMMON        032657207    17,258.05     307,411.00  SH      SOLE                   250,961           56,450
APACHE CORP            COMMON        037411105     9,481.00     142,550.00  SH      DEFINED                                 142,550
APACHE CORP            COMMON        037411105    41,133.11     618,450.00  SH      SOLE                   506,525          111,925
APPLIED MATERIALS      COMMON        038222105     3,611.59     195,750.00  SH      DEFINED                                 195,750
APPLIED MATERIALS      COMMON        038222105    15,241.55     826,100.00  SH      SOLE                   587,900          238,200
BEMIS INC              COMMON        081437105    10,839.62     319,000.00  SH      DEFINED                                 319,000
BEMIS INC              COMMON        081437105    56,100.98   1,651,000.00  SH      SOLE                 1,369,100          281,900
BERKSHIRE HATHAWAY     CLASS B       084670207    28,268.53       7,711.00  SH      DEFINED                                   7,711
BERKSHIRE HATHAWAY     CLASS B       084670207   146,474.93      39,955.00  SH      SOLE                    33,030            6,925
BERKSHIRE HATHAWAY INC
   -DEL CL A           CLASS A       084670108       219.98           2.00  SH      SOLE                         2                0
BORG WARNER INC        COMMON        099724106     2,661.80      45,100.00  SH      DEFINED                                  45,100
BORG WARNER INC        COMMON        099724106    19,417.58     329,000.00  SH      SOLE                   271,100           57,900
BRISTOL MYERS SQUIBB   COMMON        110122108    17,630.45     669,850.00  SH      DEFINED                                 669,850
BRISTOL MYERS SQUIBB   COMMON        110122108    89,377.46   3,395,800.00  SH      SOLE                 2,845,800          550,000
CALLAWAY GOLF CO       COMMON        131193104     3,098.15     215,000.00  SH      DEFINED                                 215,000
CALLAWAY GOLF CO       COMMON        131193104    15,840.91   1,099,300.00  SH      SOLE                   925,600          173,700
CARNIVAL CORP          COMMON(PAIRED
                       STOCK)        143658300    13,166.25     268,425.00  SH      DEFINED                                 268,425
CARNIVAL CORP          COMMON(PAIRED
                       STOCK)        143658300    82,842.21   1,688,934.00  SH      SOLE                 1,425,028          263,906
CEMEX S A B            ADR(10 ORD
                       SHRS)         151290889   388,507.18  11,467,154.00  SH      SOLE                10,681,820          785,334
CENTRAL STL & WIRE     COMMON        155411101       237.12         384.00  SH      SOLE                         0              384
CHEMTURA CORP                        163893100       124.16      12,893.00  SH      SOLE                    12,227              666
CITIGROUP INC          COMMON        172967101    20,197.54     362,613.00  SH      DEFINED                                 362,613
CITIGROUP INC          COMMON        172967101   108,583.57   1,949,438.00  SH      SOLE                 1,588,997          360,441
COLUMBIA SPORTSWEAR    COMMON        198516106     3,704.05      66,500.00  SH      DEFINED                                  66,500
COLUMBIA SPORTSWEAR    COMMON        198516106    21,126.84     379,297.00  SH      SOLE                   318,900           60,397
CRANE CO               COMMON        224399105    11,083.60     302,500.00  SH      DEFINED                                 302,500
CRANE CO               COMMON        224399105    51,845.60   1,415,000.00  SH      SOLE                 1,154,090          260,910
EMERSON ELEC CO        COMMON        291011104     7,927.38     179,800.00  SH      DEFINED                                 179,800
EMERSON ELEC CO        COMMON        291011104    27,115.35     615,000.00  SH      SOLE                   502,000          113,000
GANNETT INC            COMMON        364730101    22,769.24     376,600.00  SH      DEFINED                                 376,600
GANNETT INC            COMMON        364730101   101,056.47   1,671,460.00  SH      SOLE                 1,375,970          295,490
HARLEY DAVIDSON INC    COMMON        412822108    10,031.40     142,350.00  SH      DEFINED                                 142,350
HARLEY DAVIDSON INC    COMMON        412822108    35,869.23     509,000.00  SH      SOLE                   442,200           66,800
HASBRO INC             COMMON        418056107     4,680.19     171,750.00  SH      DEFINED                                 171,750
HASBRO INC             COMMON        418056107    30,296.55   1,111,800.00  SH      SOLE                   931,500          180,300
HEARTLAND EXPRESS IN   COMMON        422347104       657.88      43,800.00  SH      DEFINED                                  43,800
HEWLETT PACKARD CO     COMMON        428236103     3,803.16      92,332.00  SH      DEFINED                                  92,332

                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                 VALUE        SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      (X1000)       PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO     COMMON        428236103    21,563.34     523,509.00  SH      SOLE                   447,279           76,230
HOME DEPOT INC         COMMON        437076102    11,666.48     290,500.00  SH      DEFINED                                 290,500
HOME DEPOT INC         COMMON        437076102    61,231.95   1,524,700.00  SH      SOLE                 1,248,900          275,800
HONG KONG LAND HLD     USD0.10(SING
                       QUOTE)          6434915    28,670.49   7,203,640.00  SH      SOLE                 6,228,000          975,640
HUBBELL INC            CLASS B       443510201     5,595.64     123,770.00  SH      DEFINED                                 123,770
HUBBELL INC            CLASS B       443510201    33,722.14     745,900.00  SH      SOLE                   576,800          169,100
INTEL CORP             COMMON        458140100     9,050.74     446,950.00  SH      DEFINED                                 446,950
INTEL CORP             COMMON        458140100    51,516.19   2,544,020.00  SH      SOLE                 2,115,170          428,850
JOHNSON & JOHNSON      COMMON        478160104     8,207.61     124,320.00  SH      DEFINED                                 124,320
JOHNSON & JOHNSON      COMMON        478160104    30,950.18     468,800.00  SH      SOLE                   398,300           70,500
JPMORGAN CHASE & CO    COMMON        46625H100    10,140.59     209,950.00  SH      DEFINED                                 209,950
JPMORGAN CHASE & CO    COMMON        46625H100    54,989.55   1,138,500.00  SH      SOLE                   944,300          194,200
KAYDON CORP            COMMON        486587108     2,237.36      56,300.00  SH      DEFINED                                  56,300
KAYDON CORP            COMMON        486587108    16,263.48     409,247.00  SH      SOLE                   315,600           93,647
KEMET CORP             COMMON        488360108     5,212.93     714,100.00  SH      DEFINED                                 714,100
KEMET CORP             COMMON        488360108    41,288.55   5,655,966.00  SH      SOLE                 4,590,666        1,065,300
LEGGETT & PLATT INC    COMMON        524660107    15,916.21     665,950.00  SH      DEFINED                                 665,950
LEGGETT & PLATT INC    COMMON        524660107    76,867.18   3,216,200.00  SH      SOLE                 2,666,200          550,000
LENNAR CORP            CLASS B       526057302     2,480.56      50,500.00  SH      DEFINED                                  50,500
LENNAR CORP            CLASS B       526057302       363.49       7,400.00  SH      SOLE                     7,400                0
LIZ CLAIBORNE INC      COMMON        539320101    12,738.13     293,100.00  SH      DEFINED                                 293,100
LIZ CLAIBORNE INC      COMMON        539320101    65,967.93   1,517,900.00  SH      SOLE                 1,282,700          235,200
MARKEL CORP            COMMON        570535104    25,909.08      53,966.00  SH      DEFINED                                  53,966
MARKEL CORP            COMMON        570535104   134,807.28     280,790.00  SH      SOLE                   231,110           49,680
MASCO CORP             COMMON        574599106     5,878.42     196,800.00  SH      DEFINED                                 196,800
MASCO CORP             COMMON        574599106    18,160.96     608,000.00  SH      SOLE                   532,490           75,510
MATTEL INC             COMMON        577081102    11,930.49     526,500.00  SH      DEFINED                                 526,500
MATTEL INC             COMMON        577081102    50,500.08   2,228,600.00  SH      SOLE                 1,881,100          347,500
MERCANTILE BANKSHARE   COMMON        587405101     3,735.01      79,825.00  SH      DEFINED                                  79,825
MERCANTILE BANKSHARE   COMMON        587405101    15,116.87     323,079.00  SH      SOLE                   278,179           44,900
MERCK & CO INC         COMMON        589331107    21,343.29     489,525.00  SH      DEFINED                                 489,525
MERCK & CO INC         COMMON        589331107    94,564.04   2,168,900.00  SH      SOLE                 1,789,700          379,200
MICROSOFT CORP         COMMON        594918104    17,159.94     574,680.00  SH      DEFINED                                 574,680
MICROSOFT CORP         COMMON        594918104    76,414.58   2,559,100.00  SH      SOLE                 2,161,100          398,000
MOLEX INC              CLASS A       608554200     4,966.61     179,300.00  SH      DEFINED                                 179,300
MOLEX INC              CLASS A       608554200    18,517.45     668,500.00  SH      SOLE                   515,300          153,200
PETROLEO BRASILEIRO    ADR PREF
                       SHARES        71654V101     2,910.81      31,380.00  SH      SOLE                    31,380
PETROLEO BRASILEIRO    ADR ORD
                       SHARES        71654V408   376,813.12   3,658,735.00  SH      SOLE                 3,389,035          269,700
PFIZER INC             COMMON        717081103    19,000.71     733,618.00  SH      DEFINED                                 733,618
PFIZER INC             COMMON        717081103   100,723.70   3,888,946.00  SH      SOLE                 3,191,609          697,337
POSCO                  ADR(0.25 ORD
                       SHRS)         693483109   125,306.99   1,515,750.00  SH      SOLE                 1,414,350          101,400
REGAL BELOIT CORP      COMMON        758750103     5,636.95     107,350.00  SH      DEFINED                                 107,350
REGAL BELOIT CORP      COMMON        758750103    21,865.16     416,400.00  SH      SOLE                   323,100           93,300

                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                 VALUE        SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      (X1000)       PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
RYANAIR HLDGS          SP ADR
                       (5 ORD)       783513104    64,393.15     790,100.00  SH      SOLE                   753,400           36,700
SAMSUNG ELECTRS LTD    GDR 144A
                       (0.5 ORD)     796050888   166,166.89     504,193.00  SH      SOLE                   469,263           34,930
SANDERSON FARMS        COMMON        800013104     4,903.95     161,900.00  SH      DEFINED                                 161,900
SANDERSON FARMS        COMMON        800013104    16,431.60     542,476.00  SH      SOLE                   438,876          103,600
SK TELECOM CO LTD      ADR(1/9 ORD)  78440P108   161,122.86   6,084,700.00  SH      SOLE                 5,669,300          415,400
STANDEX INTL CORP      COMMON        854231107     3,883.76     128,900.00  SH      DEFINED                                 128,900
STANDEX INTL CORP      COMMON        854231107       587.54      19,500.00  SH      SOLE                    19,500                0
STMICROELECTRONICS     ADR (1 ORD
                       SHARE)        861012102   160,963.20   8,748,000.00  SH      SOLE                 8,196,490          551,510
SUPERIOR INDS INTL     COMMON        868168105     7,237.81     375,600.00  SH      DEFINED                                 375,600
SUPERIOR INDS INTL     COMMON        868168105    31,288.70   1,623,700.00  SH      SOLE                 1,283,510          340,190
TELEFONOS DE MEXICO    SP ADR
                       (20 SER L)    879403780   367,155.05  12,992,040.00  SH      SOLE                12,225,740          766,300
TELLABS INC            COMMON        879664100     9,901.41     965,050.00  SH      DEFINED                                 965,050
TELLABS INC            COMMON        879664100    53,902.28   5,253,650.00  SH      SOLE                 4,277,952          975,698
TIDEWATER INC          COMMON        886423102    14,051.00     290,550.00  SH      DEFINED                                 290,550
TIDEWATER INC          COMMON        886423102    61,436.54   1,270,400.00  SH      SOLE                 1,056,700          213,700
TIFFANY & CO           COMMON        886547108     3,123.50      79,600.00  SH      DEFINED                                  79,600
TIFFANY & CO           COMMON        886547108       478.73      12,200.00  SH      SOLE                    12,200                0
TIMBERLAND CO          CLASS A       887100105     4,556.99     144,300.00  SH      DEFINED                                 144,300
TIMBERLAND CO          CLASS A       887100105    25,355.58     802,900.00  SH      SOLE                   653,000          149,900
V F CORP               COMMON        918204108     7,436.45      90,600.00  SH      DEFINED                                  90,600
V F CORP               COMMON        918204108    66,542.26     810,700.00  SH      SOLE                   665,200          145,500
VERIZON COMMUNICATIONS COMMON        92343V104    29,084.81     781,010.00  SH      SOLE                   676,188          104,822
VERIZON COMMUNICATNS   COMMON        92343V104     4,381.29     117,650.00  SH      DEFINED                                 117,650
WALT DISNEY CO         COMMON        254687106    13,183.67     384,700.00  SH      DEFINED                                 384,700
WALT DISNEY CO         COMMON        254687106    60,880.66   1,776,500.00  SH      SOLE                 1,443,200          333,300
WASHINGTON FED INC     COMMON        938824109     6,621.34     281,400.00  SH      DEFINED                                 281,400
WASHINGTON FED INC     COMMON        938824109    40,009.56   1,700,364.00  SH      SOLE                 1,437,684          262,680
WELLS FARGO & CO       COMMON        949746101    13,580.36     381,900.00  SH      DEFINED                                 381,900
WELLS FARGO & CO       COMMON        949746101    55,589.53   1,563,260.00  SH      SOLE                 1,361,260          202,000
                                               4,745,076.94 132,688,508.00